Revenue and Capitalized Contract Costs - Impact of New Accounting Pronouncement On Statement of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues:	$ 276,249	$ 246,597	$ 1,050,441	$ 881,983	$ 757,907
Operating expenses (exclusive of depreciation and amortization shown separately below)	83,076	83,760	355,813	321,476	264,865
Depreciation and amortization	131,221	124,258	514,082	329,255	288,542
Loss from operations	(27,978)	(71,631)	(242,059)	(155,493)	(71,102)
Income tax (benefit) expense	(301)	(433)	(1,611)	1,078	67
Net loss	(89,156)	(84,717)	(467,914)	(410,199)	(275,957)
Foreign currency translation adjustment	570	(659)	(2,218)	3,155	2,482
Total other comprehensive (loss) income	570	(659)	(2,218)	1,462	3,493
Comprehensive loss	(88,586)	(85,376)	(470,132)	(408,737)	(272,464)
Recurring and other revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues:	$ 276,249	$ 246,597	1,050,441	843,420	724,478
Service and other sales revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues:			0	26,988	22,855
Activation fees
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues:			0	$ 11,575	$ 10,574
Calculated under Revenue Guidance in Effect before Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues:			1,006,543
Operating expenses (exclusive of depreciation and amortization shown separately below)			385,672
Depreciation and amortization			367,879
Loss from operations			(169,613)
Income tax (benefit) expense			806
Net loss			(397,885)
Foreign currency translation adjustment			(3,765)
Total other comprehensive (loss) income			(3,765)
Comprehensive loss			(401,650)
Calculated under Revenue Guidance in Effect before Topic 606 | Recurring and other revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues:			950,661
Calculated under Revenue Guidance in Effect before Topic 606 | Service and other sales revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues:			46,177
Calculated under Revenue Guidance in Effect before Topic 606 | Activation fees
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues:			9,705
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues:			43,898
Operating expenses (exclusive of depreciation and amortization shown separately below)			(29,859)
Depreciation and amortization			146,203
Loss from operations			(72,446)
Income tax (benefit) expense			(2,417)
Net loss			(70,029)
Foreign currency translation adjustment			1,547
Total other comprehensive (loss) income			1,547
Comprehensive loss			(68,482)
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09 | Recurring and other revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues:			99,780
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09 | Service and other sales revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues:			(46,177)
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09 | Activation fees
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues:			$ (9,705)